Retirement Benefit Plans (Future Benefit Payment, Healthcare Trend Rate Change Effect, DCP) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on post-retirement benefit cost 1% point increase	$ 2
Effect on post-retirement benefit cost 1% point decrease	(2)
Effect on post-retirement benefit obligation 1 % point increase	13
Effect on post-retirement benefit obligation 1% point decrease	(12)
Defined Benefit Plans and Other Postretirement Benefit Plans, Other Disclosures [Abstract]
Total cost of all Retirement Plans	368	237	223
Net Underfunded status of Company's Plans	253	411
Defined Benefit Plan Investments in Company's stock		56
Absolute Return Strategies notice periods minimum	45
Absolute Return Strategies notice periods maximum	95
Absolute Return Strategies Funds in the process of liquidation	18
Absolute Return Strategies Funds in liquidation proceed period	five years
Private Equity Funds sum of unfunded commitments	29
Private Equity Funds unfuned commitments estimated liquidation periods minimum range	one
Private Equity Funds unfuned commitments estimated liquidation periods maximum range	10 years
Non-cash charge due to passage of the PPACA and the Reconciliation Act		15
Defined Benefit PlanInitial Health Care Cost Trend Rate Pre 65	7.75%
Defined Benefit Plan Initial Health Care Cost Trend Rate Post 65	7.50%
Expected declince in healthcare cost trend rates of 5 year period	5.0 percent
Expense for Defined Contribution Plans	147	110	103
Defined contribution cost associated with the PIA	46	41	37
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	43
2013	47
2014	52
2015	57
2016	63
2017 - 2021	406
Total	668
Defined Benefit Plans and Other Postretirement Benefit Plans, Other Disclosures [Abstract]
Net Underfunded status of Company's Plans	(124)	(180)
Discretionary Contributions	180	81
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	30
2013	21
2014	23
2015	24
2016	26
2017 - 2021	153
Total	277
Defined Benefit Plans and Other Postretirement Benefit Plans, Other Disclosures [Abstract]
Net Underfunded status of Company's Plans	(32)	(119)
Discretionary Contributions	102	47
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	10
2013	11
2014	13
2015	15
2016	17
2017 - 2021	125
Total	191
Defined Benefit Plans and Other Postretirement Benefit Plans, Other Disclosures [Abstract]
Net Underfunded status of Company's Plans	(97)	(112)
Discretionary Contributions	28	26
Other Postretirement Benefit Plans Defined Benefit Gross Medicare Part D Receipts [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	1
2013	1
2014	1
2015	1
2016	2
2017 - 2021	16
Total	$ 22